January 3, 2022

GILEAD FUND

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

HEALTHCARE & LIFE SCIENCES FUND

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2021, and should be read in conjunction with such Prospectus.

______________________________________________________________________________

Effective January 1, 2022, Anant Goel, is a Portfolio Manager of the Eventide Gilead Fund; Joy Ghosh, PhD, is a Portfolio Manager of the Eventide Healthcare & Life Sciences Fund and Andrew Singer, CFA, is a Portfolio Manager of the Eventide Dividend Opportunities Fund. Accordingly, all information contained in the Funds’ Prospectus regarding the Portfolio Managers of the Funds is hereby revised to reflect each new Portfolio Manager’s’ position with the relevant Fund:

The section of the Funds’ Prospectus entitled “FUND SUMMARY/ Eventide Gilead Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers: Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Mr. Anant Goel, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund. Dr. Kuruvilla is the Lead Portfolio Manager of the Fund. Dr. Kuruvilla has served the Fund in this capacity since the Fund commenced operations in 2012. Mr. Goel has served the Fund in this capacity since January 2022.

The section of the Funds’ Prospectus entitled “FUND SUMMARY/ Eventide Healthcare & LifeSciences

Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers: Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Dr. Joy Ghosh, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund. Dr. Kuruvilla is the Lead Portfolio Manager of the Fund. Dr. Kuruvilla has served the Fund in this capacity since the Fund commenced operations in 2012. Dr. Ghosh has served the Fund in this capacity since January 2022.

The section of the Funds’ Prospectus entitled “FUND SUMMARY/ Eventide Dividend Opportunities Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers: Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Andrew Singer, CFA, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund. Ms. Bamford is the Lead Portfolio Manager of the Fund and Senior Analyst of the Adviser. Ms. Bamford has served the Fund in this capacity since 2019. Mr. Singer has served the Fund in this capacity since January 2022.

The section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUND - Portfolio Managers” is supplemented as follows:

Dr. Finny Kuruvilla and Mr. Anant Goel, serve as Portfolio Managers of the Gilead Fund.

Dr. Finny Kuruvilla and Dr. Joy Ghosh serve as Portfolio Managers of the Healthcare & Life Sciences Fund.

Ms. Dolores S. Bamford, CFA and Mr. Andrew Singer, CFA serve as Portfolio Managers of the Dividend Opportunities Fund.

Anant Goel (Gilead Fund and Exponential Technologies Fund)

Anant Goel has served as a Portfolio Manager of the Adviser since 2020. He has served as a Research Analyst of the Adviser since 2016, leading its technology-focused research. From 2011-2014, he served as an Analyst for NewQuest Capital Partners, a Private Equity firm in Hong Kong, where he was responsible for evaluating new investment opportunities for funds across Asia. In 2015, during his MBA program, Mr. Goel worked at Adage Capital Management, a long/short hedge fund. From 2008-2011, Mr. Goel lived and worked in Beijing, China where he studied Mandarin and worked on start-up companies and other investment projects.

Mr. Goel holds an MBA from the MIT Sloan School of Management where he was selected as a Teaching Assistant (TA) for finance courses for both Executive MBA and MBA students. He also holds a Bachelor of Science (HONS) from the University of Warwick, UK in Economics.

Dr. Joy Ghosh (Healthcare & Life Sciences Fund)

Dr. Joy Ghosh has served the Adviser as a Portfolio Manager since January 2022 and Senior Analyst since 2020. Prior to joining the Adviser, Dr. Ghosh was Vice President of Bain Capital from 2019 to 2020 and an Associate of Bain Capital from 2017 to 2019. Dr. Ghosh holds a PhD from the University of Washington, Seattle in Biomolecular Structure and Design and a bachelor’s degree in Biochemistry from the University of Texas at Austin.

Andrew Singer (Dividend Opportunities Fund)

Andrew Singer has served the Adviser as an Associate Portfolio Manager since January 2022 and Senior Analyst since 2016. Prior to joining the Adviser, Mr. Singer was an Investment Analyst for Manulife (John Hancock) Asset Management from 2014 to 2016; Research Analyst for Cramer Rosenthal McGlynn from 2009-2013; Equity Analyst for BlackRock from 2006-2009; Equity Analyst for Evergreen Investments from 2004-2006; and Equity Research Associate for Credit Suisse First Boston from 1997-2002. He has a bachelor’s degree in Quantitative Economics from Tufts University and an MBA from Babson College. He holds the Chartered Financial Analyst designation and is a member of the CFA Society Boston and CFA Institute.

______________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2021 which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

GILEAD FUND

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

HEALTHCARE & LIFE SCIENCES FUND

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

(each a “Fund” and collectively, the “Funds”)

January 3, 2022

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2021, and should be read in conjunction with such SAI.

_____________________________________________________________________________________

Effective January 1, 2022, Anant Goel, is a Portfolio Manager of the Eventide Gilead Fund, Joy Ghosh, PhD, is a Portfolio Manager of the Eventide Healthcare & Life Sciences Fund and Andrew Singer, CFA, is a Portfolio Manager of the Eventide Dividend Opportunities Fund. Accordingly, all information contained in the SAI regarding the Portfolio Managers of the Funds is hereby revised to reflect each new Portfolio Manager’s position with the relevant Fund and the following information is added to the section of the SAI entitled “Adviser and Sub-Adviser – Portfolio Managers”:

Mr. Goel, Dr. Ghosh and Mr. Singer receive from the Adviser a fixed salary and a bonus based on the risk-adjusted performance of the Funds they manage relative to a peer group of comparable funds over the past 3-, 5- and 10-year periods and the profits of the Adviser. They also receive employee benefits, including, but not limited to, health care, insurance benefits, and access to a 401(k) plan sponsored by the Adviser.

As of November 30, 2021, Mr. Goel, Dr. Ghosh and Mr. Singer were responsible for managing the following types of accounts:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mr. Goel	1	$155.75 million	0	$0	0	$0
Dr. Ghosh	0	$0	0	$0	0	$0
Mr. Singer	0	$0	0	$0	0	$0

The advisory fee is not based on the performance of the respective account for any of the registered investment companies, other pooled investment vehicles or other accounts referred to above.

As of November 30, 2021, Mr. Goel, Dr. Ghosh and Mr. Singer owned shares of the Funds the value of which fell within the following ranges:

	Gilead Fund	Healthcare & Life Sciences Fund	Dividend Opportunities Fund
Mr. Goel	$50,001 - $100,000	-	$10,001 - $50,000
Dr. Ghosh	$10,001 - $50,000	None - $10,000	-
Mr. Singer	$10,001 - $50,000	-	$100,001-$500,000

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.